UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07527

Turner Funds
(Exact name of registrant as specified in charter)

1205 Westlakes Drive, Suite 100 Berwyn, PA			19312
(Address of principal executive offices)			(Zip code)

Michael P. Malloy Drinker Biddle & Reath LLP One Logan Square, Suite 2000 Philadelphia, PA 19103
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-224-6312

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2016

Item 1. Reports to Stockholders.

Semiannual Report

March 31, 2016 (unaudited)

Long/short equity funds

Turner Medical Sciences Long/Short Fund

Turner Titan Long/Short Fund (formerly Turner Spectrum Fund, subsequently Turner Titan II Fund)

U.S. growth equity funds

Turner SMID Cap Growth Opportunities Fund (formerly Turner Emerging Growth Fund)

Turner Midcap Growth Fund

Turner Small Cap Growth Fund

Contents

2	Letter to shareholders
3	Schedules of investments
12	Sector Weightings
14	Financial statements
26	Notes to financial statements
33	Board of Trustees considerations in approving the Advisory Agreement
34	Disclosure of fund expenses

Turner Funds

As of March 31, 2016, the Turner Funds offered a series of five mutual funds to individual and institutional investors. The minimum initial investment for Institutional Class Shares in a Turner Fund is $250,000 (except for $100,000 for the Turner Medical Sciences Long/Short Fund and the Turner Titan Long/Short Fund) for regular accounts and $100,000 for individual retirement accounts. The minimum initial investment for Investor Class Shares, Retirement Class Shares and Class C Shares is $2,500 for regular accounts and $2,000 for individual retirement accounts.

Turner Investments, L.P., based in Berwyn, Pennsylvania, serves as the investment adviser for the Turner Funds. Turner Investments, L.P., founded in 1990, manages approximately $405 million in equity investments as of March 31, 2016.

Shareholder services

Turner Funds shareholders receive annual and semiannual reports, and quarterly account statements. Shareholders who have questions about their accounts may call a toll-free telephone number, 1.800.224.6312, may visit our website, www.turnerinvestments.com, or may write to Turner Funds, P.O. Box 219805, Kansas City, Missouri 64121-9805.

TURNER FUNDS 2016 SEMIANNUAL REPORT 1

LETTER TO SHAREHOLDERS

To our shareholders

Global GDP for 2015 was just under 3% with inflation about the same. Projections for 2016 are not too dissimilar. Our belief is that there is a strong probability that this pattern of modest global growth and inflation continues for a few years. China's hyper growth has clearly slowed, India's growth is steady but modest, and the rest of the developing countries are mixed with many of them dependent on China for growth. In developed markets, Europe and Japan are showing no growth while the US is the beacon of developed market growth (2.5% in 2015) driven by population growth and increased productivity.

In a way, no one should be chagrined or disappointed by this. There are worse scenarios than modest growth with modest inflation. With this backdrop, it stands to reason that the stock market should be "steady as she goes" with mid-single-digit gains. As we all know, however, there is no such thing as "steady as she goes "with the stock market. While the market (as measured by the S&P 500) has risen over 200% since the bottom in March 2009, there have been six significant corrections during that time.

There were very good and real reasons behind those corrections (European debt crisis, Fed tapering, Ebola scare, etc.) The most recent correction of nearly 15% from late last year to early this year was driven by the first US Federal Reserve rate increase in eight years along with concern over Chinese growth. However, after sharp corrections that are exacerbated by the impact of hedge funds and ETFs, the market seems to remind itself, "Oh yeah, the global economy is growing by 3% and inflation is under control". At that point, the market stabilizes and then moves back to new highs.

For most companies it is hard to grow earnings meaningfully with this backdrop. Through revenue enhancements and cost efficiencies, larger blue chip companies like Boeing, Comcast or MMM are able to grow their earnings above global GDP — say 5%. They then buy back shares at a rate of 3% or so and they have a dividend of about 2%. By doing this, their stock price advances 10% per year, which is very impressive in light of overall modest stock market returns and anemic bond returns (around 2% per annum).

Most companies, however, are not as disciplined as the three aforementioned companies. They tend to be poor stewards of capital and are challenged by a very competitive global backdrop. This is particularly acute among smaller companies.

As a result, outside of a few big companies who are good stewards of capital and can grow earnings above that of global GDP, to have success it is critical to find industries and companies within those industries where growth rates are nicely above global growth rates. Examples of these industries and companies are: 1. Internet and Social Networking — Facebook, Amazon, Google and Tencent; 2. Cloud Computing — Salesforce.com, ServiceNow, Hubspot and Shopify; 3. Cybersecurity — Palo Alto Networks, Fireye and Fortinet; 4. Advanced Semiconductors — Cavium, ASM Lithography and Broadcom; 5. Next Generation Biotech — Horizon Pharmaceutical, Prothena and Achillion Pharmaceutical;

6. Virtual and Augmented Reality — Activision and Electronic Arts; 7. Technology Based Education — 2U and Instructure; and 8. Next Generation and Smart Automotive — Tesla and Mobileye.

At Turner Investments, we strive to identify those fast growing industries and the fastest growing companies within those industries. Unfortunately, there aren't a lot of these. We have, however, found success with portfolios that contain fewer stocks — but holding stocks that offer very high growth rates in revenues and earnings, with the anticipation that the stock price will follow suit.

Moving forward, we believe that we are destined to more of the same, namely modest global economic growth with modest inflation. At some point, a crisis will develop, undoubtedly led by excesses in the credit markets, but in the meantime, corrections are buying opportunities for the high growth companies in the new innovative industries.

We appreciate your investments in the Turner Funds and we look forward to continuing to serve you in the years ahead.

Sincerely,

Bob Turner

Chairman and Chief Investment Officer
Turner Investments

Past performance is no guarantee of future results. The views expressed are those of Turner Investments as of March 31, 2016, and are not intended as a forecast or investment recommendations. The indexes mentioned are not available for investment.

Bob Turner

2 TURNER FUNDS 2016 SEMIANNUAL REPORT

FINANCIAL STATEMENTS (Unaudited)

Schedule of investments

Turner Medical Sciences Long/Short Fund

March 31, 2016

	Shares	Value (000)
Common stock—94.7%
Biotechnology—33.4%
Achillion Pharmaceuticals*	379,270	$2,928
Aduro Biotech*	62,900	806
Biogen*	5,850	1,523
Bluebird Bio*	27,980	1,189
Chimerix*	163,730	837
Emergent BioSolutions*	37,620	1,367
Heron Therapeutics*	96,570	1,834
ImmunoGen*	81,020	690
Momenta Pharmaceuticals*	304,600	2,815
Progenics Pharmaceuticals*	236,856	1,033
Prothena*	81,520	3,355
Raptor Pharmaceuticals*	161,100	741
Retrophin*	142,864	1,952
Tesaro*	45,860	2,019
Trevena*	145,420	1,203
Vertex Pharmaceuticals*	7,340	583
Total Biotechnology		24,875
Health care equipment & supplies—13.8%
CONMED	64,300	2,697
Edwards Lifesciences*	30,680	2,705
Intuitive Surgical*	4,440	2,669
St. Jude Medical	40,140	2,208
Total Health care equipment & supplies		10,279
Health care providers & services—2.6%
Adeptus Health, Cl A*	13,890	771
BioTelemetry*	97,778	1,142
Total Health care providers & services		1,913
Life sciences tools & services—6.0%
Illumina*	8,280	1,342
Thermo Fisher Scientific	22,060	3,124
Total Life sciences tools & services		4,466
Pharmaceuticals—38.9%
Aclaris Therapeutics (a)*	87,004	1,649
Allergan*	5,880	1,576
Aratana Therapeutics*	500,000	2,760
Bristol-Myers Squibb	59,560	3,806
Cardiome Pharma (a)*	505,420	2,067
Corium International*	62,513	241
	Shares	Value (000)
Flamel Technologies ADR*	142,148	$1,569
GlaxoSmithKline ADR	56,730	2,300
Horizon Pharma*	155,460	2,576
Johnson & Johnson	20,900	2,261
Mallinckrodt*	18,920	1,159
Ocera Therapeutics (a)*	450,000	1,323
Pfizer	127,220	3,772
SteadyMed (a)*	270,000	664
Teligent*	267,776	1,312
Total Pharmaceuticals		29,035
Total Common stock (Cost $68,168)**		70,568
Warrant—0.0%
Biotechnology—0.0%
NephroGenex (a)*	65,000	—
Total Biotechnology		—
Total Warrant (Cost $—)**		$—
Cash equivalent—1.2%
BlackRock Liquidity Funds TempCash Portfolio, Dollar Shares, 0.357%‡	870,721	871
Total Cash equivalent (Cost $871)**		871
Total Investments—95.9% (Cost $69,039)**		71,439
Segregated cash with brokers—84.2%		62,769
Securities sold short—(79.9)% (Proceeds $(65,714))**		(59,523)
Net Other assets (liabilities)—(0.2)%		(147)
Net Assets—100.0%		$74,538

Amounts designated as "—" have been rounded to $0.

  (a)  These securities have been deemed illiquid by the Adviser and represent 7.65% of Net Assets.

  *  Non-income producing security.

  **  This number is listed in thousands.

  ‡  Rate shown is the 7-day effective yield as of March 31, 2016.

ADR — American Depositary Receipt

Cl — Class

The accompanying notes are an integral part of the financial statements.

TURNER FUNDS 2016 SEMIANNUAL REPORT 3

FINANCIAL STATEMENTS (Unaudited)

Schedule of securities sold short

Turner Medical Sciences Long/Short Fund

March 31, 2016

	Shares	Value (000)
Common stock—44.3%
Biotechnology—7.1%
Alexion Pharmaceuticals	12,460	$1,735
BeiGene ADR	17,550	514
Regeneron Pharmaceuticals	4,030	1,453
Regulus Therapeutics	122,460	849
Seattle Genetics	20,270	711
Total Biotechnology		5,262
Food & staples retailing—1.8%
CVS Health	13,180	1,367
Total Food & staples retailing		1,367
Health care equipment & supplies—12.8%
Anika Therapeutics	34,650	1,550
C.R. Bard	5,170	1,048
Hologic	38,370	1,324
Medtronic	28,100	2,107
Nevro	14,280	803
Stryker	24,930	2,674
Total Health care equipment & supplies		9,506
Health care providers & services—8.5%
HCA Holdings	19,100	1,491
Henry Schein	10,530	1,817
Laboratory Corp. of America Holdings	12,360	1,448
UnitedHealth Group, Cl B	12,010	1,548
Total Health care providers & services		6,304
Health care technology—0.7%
athenahealth	3,810	529
Total Health care technology		529
Life sciences tools & services—8.9%
ICON	20,070	1,507
Mettler-Toledo International	5,700	1,966
PerkinElmer	30,710	1,519
Waters	12,510	1,650
Total Life sciences tools & services		6,642
	Shares	Value (000)
Pharmaceuticals—4.5%
Aerie Pharmaceuticals	69,830	$849
Dr. Reddy's Laboratories ADR	55,720	2,518
Total Pharmaceuticals		3,367
Total Common stock (Proceeds $33,642)*		32,977
Exchange traded funds—35.6%
Health Care Select Sector SPDR Fund	111,020	7,525
iShares NASDAQ Biotechnology ETF	33,320	8,691
iShares Russell 2000 Growth ETF	22,790	2,521
SPDR S&P Biotech ETF	151,170	7,809
Total Exchange traded funds (Proceeds $32,072)*		26,546
Total Securities sold short—79.9% (Proceeds $65,714)*		$59,523

Percentages disclosed are based on total net assets of the Fund at March 31, 2016.

  *  This number is listed in thousands.

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange Traded Fund

SPDR — Standard & Poor's Depositary Receipt

The accompanying notes are an integral part of the financial statements.

4 TURNER FUNDS 2016 SEMIANNUAL REPORT

Schedule of investments

Turner Titan Long/Short Fund

March 31, 2016

	Shares	Value (000)
Common stock—91.0%†
Consumer discretionary—16.8%
CBS, Cl B^	15,900	$876
Coach	12,600	505
Dollar General	7,200	616
Hilton Worldwide Holdings^	32,000	721
Lowe's^	8,600	651
lululemon athletica*^	8,800	596
Priceline Group*^	560	722
Ross Stores	10,300	596
Royal Caribbean Cruises	10,600	871
The Walt Disney	5,850	581
Total Consumer discretionary		6,735
Consumer staples—7.7%
Constellation Brands, Cl A^	11,940	1,804
PepsiCo^	7,500	769
The Clorox	4,030	508
Total Consumer staples		3,081
Energy—4.8%
Anadarko Petroleum^	18,000	838
Pioneer Natural Resources^	4,300	605
Weatherford International*	60,000	467
Total Energy		1,910
Financials—8.5%
CME Group^	7,200	692
MetLife	8,200	360
QTS Realty Trust, Cl A	25,600	1,213
T. Rowe Price Group	7,200	529
The Charles Schwab^	21,700	608
Total Financials		3,402
Health care—9.5%
Allergan*^	3,300	885
Becton Dickinson^	5,400	820
Boston Scientific*^	40,600	764
Bristol-Myers Squibb^	12,590	804
Celgene*^	5,200	520
Total Health care		3,793
	Shares	Value (000)
Industrials—13.1%
C.H. Robinson Worldwide	5,700	$423
Danaher	7,500	711
Eaton^	17,790	1,113
Kansas City Southern^	8,600	735
Raytheon	4,000	491
Southwest Airlines^	27,550	1,234
Terex	22,000	547
Total Industrials		5,254
Information technology—28.0%
Alphabet, Cl A*^	1,600	1,222
Apple^	6,500	708
Broadcom	2,600	402
Broadridge Financial Solutions	11,000	652
Cisco Systems	18,200	518
Electronic Arts*^	10,000	661
Facebook, Cl A*^	7,710	880
Finisar*	17,400	317
Hewlett Packard Enterprise	17,470	310
Lam Research	10,000	826
NXP Semiconductors*^	15,000	1,216
Palo Alto Networks*	3,360	548
Salesforce.com*^	13,600	1,004
ServiceNow*	12,000	734
Vantiv, Cl A*^	13,000	700
Visa, Cl A^	7,400	566
Total Information technology		11,264
Materials—2.6%
PPG Industries	5,000	558
Summit Materials, Cl A*	25,000	486
Total Materials		1,044
Total Common stock (Cost $32,476)**		36,483
Exchange traded funds—1.9%
SPDR Metals & Mining ETF	36,700	752
Total Exchange traded funds (Cost $762)**		752

TURNER FUNDS 2016 SEMIANNUAL REPORT 5

FINANCIAL STATEMENTS (Unaudited)

Schedule of investments

Turner Titan Long/Short Fund

	Shares	Value (000)
Warrant—0.1%
Financials—0.1%
Atlas Mara (a)*	472,160	$47
Total Financials		47
Total Warrant (Cost $92)**		47
Total Investments—93.0% (Cost $33,330)**		37,282
Segregated cash with brokers—60.8%		24,386
Securities sold short—(58.1)% (Proceeds $(22,804))**		(23,271)
Net Other assets (liabilities)—4.3%		1,688
Net Assets—100.0%		$40,085

  (a)  These securities have been deemed illiquid by the Adviser and represent 0.12% of Net Assets.

  *  Non-income producing security.

  **  This number is listed in thousands.

  ^  All or a portion of the shares have been committed as collateral for open short positions.

  †  More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

Cl — Class

ETF — Exchange Traded Fund

SPDR — Standard & Poor's Depositary Receipt

The accompanying notes are an integral part of the financial statements.

6 TURNER FUNDS 2016 SEMIANNUAL REPORT

Schedule of securities sold short

Turner Titan Long/Short Fund

March 31, 2016

	Shares	Value (000)
Common stock—44.5%
Consumer discretionary—13.3%
CarMax	6,000	$307
Dillard's, Cl A	7,000	594
Discovery Communications, Cl A	19,820	567
Expedia	3,780	408
Marriott International, Cl A	11,500	819
McDonald's	2,600	327
Nordstrom	4,900	280
O'Reilly Automotive	820	224
Tesla Motors	2,500	574
Tiffany	5,000	367
TripAdvisor	12,700	844
Total Consumer discretionary		5,311
Consumer staples—3.4%
The Coca-Cola	10,000	464
The Kroger	7,900	302
Wal-Mart Stores	9,000	616
Total Consumer staples		1,382
Energy—3.6%
Cimarex Energy	4,300	418
Frank's International	13,000	214
Range Resources	25,000	810
Total Energy		1,442
Financials—4.5%
Cullen/Frost Bankers	8,300	457
Deutsche Bank	15,000	254
Franklin Resources	10,000	391
Moody's	4,440	429
Morgan Stanley	11,000	275
Total Financials		1,806
Health care—3.6%
Abbott Laboratories	10,000	418
Express Scripts Holdings	6,000	412
Varian Medical Systems	7,500	601
Total Health care		1,431
Industrials—6.3%
Alaska Air Group	3,900	320
Deere	8,000	617
General Electric	14,000	445
	Shares	Value (000)
Roper Technologies	2,300	$420
Textron	7,000	255
The Boeing	3,800	482
Total Industrials		2,539
Information technology—8.0%
Atlassian, Cl A	11,200	282
Autodesk	7,000	408
Check Point Software Technologies	3,700	324
Fortinet	9,600	294
Grubhub	4,000	101
Intel	10,000	324
Linear Technology	10,000	445
LinkedIn, Cl A	3,800	434
New Relic	10,000	261
Skyworks Solutions	3,700	288
Total Information technology		3,161
Materials—0.7%
Compass Minerals International	4,200	298
Total Materials		298
Telecommunication services—1.1%
SBA Communications, Cl A	4,500	451
Total Telecommunication services		451
Total Common stock (Proceeds $17,392)*		17,821
Exchange traded funds—13.6%
iShares Russell 1000 Growth ETF	20,000	1,996
SPDR S&P 500 ETF Trust	15,000	3,082
SPDR S&P Biotech ETF	7,200	372
Total Exchange traded funds (Proceeds $5,412)*		5,450
Total Securities sold short—58.1% (Proceeds $22,804)*		$23,271

Percentages disclosed are based on total net assets of the Fund at March 31, 2016.

  *  This number is listed in thousands.

Cl — Class

ETF — Exchange Traded Fund

SPDR — Standard & Poor's Depositary Receipt

The accompanying notes are an integral part of the financial statements.

TURNER FUNDS 2016 SEMIANNUAL REPORT 7

FINANCIAL STATEMENTS (Unaudited)

Schedule of investments

Turner SMID Cap Growth Opportunities Fund

March 31, 2016

	Shares	Value (000)
Common stock—92.8%†
Consumer discretionary—17.2%
Carrols Restaurant Group*	107,000	$1,545
Chuy's Holdings*	15,000	466
Domino's Pizza	13,000	1,714
Duluth Holdings*	45,000	877
Grand Canyon Education*	23,000	983
Motorcar Parts of America*	47,000	1,785
Ollie's Bargain Outlet Holdings*	72,000	1,687
Sonic	10,000	352
TAL Education Group ADR*	4,000	199
Vista Outdoor*	34,000	1,765
Total Consumer discretionary		11,373
Consumer staples—2.2%
Sprouts Farmers Market*	50,000	1,452
Total Consumer staples		1,452
Energy—0.9%
Parsley Energy, Cl A*	25,000	565
Total Energy		565
Financials—7.5%
CoreSite Realty	33,000	2,311
MSCI, Cl A	16,000	1,185
Physicians Realty Trust	77,500	1,440
Total Financials		4,936
Health care—9.5%
Intuitive Surgical*	3,300	1,983
Ligand Pharmaceuticals, Cl B*^	22,000	2,357
Prestige Brands Holdings*	37,000	1,975
Total Health care		6,315
Industrials—6.0%
Controladora Vuela ADR*	45,000	948
Huntington Ingalls Industries	12,000	1,643
Toro	16,000	1,378
Total Industrials		3,969
Information technology—47.2%
Alarm.com Holding*^	40,000	948
Autobytel*	11,000	191
Cray*	28,000	1,173
Cree*	55,000	1,601
	Shares	Value (000)
Ellie Mae*	20,000	$1,813
Exlservice Holdings*	35,000	1,813
First Solar*	27,000	1,849
Inphi*	41,000	1,367
Littelfuse	17,000	2,092
Lumentum Holdings*	63,000	1,699
MA-Com Technology Solutions Holdings*^	40,000	1,752
MaxLinear, Cl A*	110,000	2,034
Mellanox Technologies*	36,000	1,955
Mercury Systems*	66,000	1,340
NVIDIA	40,000	1,425
Shopify, Cl A*	55,000	1,552
SolarEdge Technologies*^	50,000	1,257
Square, Cl A*	50,000	764
The Rubicon Project*	20,000	366
Ultratech*	44,400	970
Universal Display*	25,000	1,353
Vantive, Cl A*	36,000	1,940
Total Information technology		31,254
Materials—1.0%
Agnico Eagle Mines^	19,000	687
Total Materials		687
Telecommunication services—1.3%
ORBCOMM*	83,000	841
Total Telecommunication services		841
Total Common stock (Cost $55,257)**		61,392
Cash equivalent—14.9%
BlackRock Liquidity Funds TempCash Portfolio, Dollar Shares, 0.357%‡ (1)	9,875,204	9,875
Total Cash equivalent (Cost $9,875)**		9,875
Total Investments—107.7% (Cost $65,132)**		71,267
Net Other assets (liabilities)—(7.7)%		(5,089)
Net Assets—100.0%		$66,178

8 TURNER FUNDS 2016 SEMIANNUAL REPORT

Schedule of investments

Turner SMID Cap Growth Opportunities Fund

  *  Non-income producing security.

  **  This number is listed in thousands.

  (1)  A portion of the Fund's position in this security was purchased with cash collateral received from securities lending. The total value of such security at March 31, 2016 was $1,918**.

  ^  Security fully or partially on loan at March 31, 2016. The total value of securities on loan at March 31, 2016 was $1,868**. Certain of these securities may have been sold prior to period end.

  †  More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

  ‡  Rate shown is the 7-day effective yield as of March 31, 2016.

ADR — American Depositary Receipt

Cl — Class

The accompanying notes are an integral part of the financial statements.

TURNER FUNDS 2016 SEMIANNUAL REPORT 9

FINANCIAL STATEMENTS (Unaudited)

Schedule of investments

Turner Midcap Growth Fund

March 31, 2016

	Shares	Value (000)
Common stock—97.5%†
Consumer discretionary—22.2%
Aramark	132,030	$4,373
AutoZone*	1,900	1,514
CBS, Cl B	72,330	3,985
lululemon athletica*	38,110	2,580
Mohawk Industries*	11,490	2,193
Netflix*	18,940	1,936
Newell Rubbermaid	69,880	3,095
The Walt Disney	24,720	2,455
Ulta Salon, Cosmetics & Fragrance*	7,980	1,546
Wynn Resorts^	42,690	3,989
Total Consumer discretionary		27,666
Consumer staples—6.6%
Constellation Brands, Cl A	32,780	4,953
Monster Beverage*	24,410	3,256
Total Consumer staples		8,209
Energy—4.2%
Pioneer Natural Resources	19,720	2,775
Weatherford International*	318,880	2,481
Total Energy		5,256
Financials—3.0%
Intercontinental Exchange Group	15,660	3,682
Total Financials		3,682
Health care—17.3%
Acadia Healthcare*	49,790	2,744
Achillion Pharmaceuticals*^	329,590	2,544
Boston Scientific*	148,560	2,794
CONMED	61,750	2,590
Edwards Lifesciences*	21,300	1,879
Intuitive Surgical*	7,010	4,213
Ligand Pharmaceuticals, Cl B*	18,140	1,943
Prothena*^	70,190	2,889
Total Health care		21,596
Industrials—5.2%
Fortune Brands Home & Security	49,120	2,753
Southwest Airlines	82,360	3,689
Total Industrials		6,442
	Shares	Value (000)
Information technology—37.4%
Alphabet, Cl A*	4,310	$3,288
Broadcom	30,330	4,687
Cavium*	65,904	4,031
Electronic Arts*	48,760	3,224
Facebook, Cl A*	34,640	3,952
HubSpot*^	42,140	1,838
Lam Research	30,740	2,539
Monolithic Power Systems	64,730	4,119
NXP Semiconductors*	38,920	3,155
Palo Alto Networks*	25,940	4,232
Proofpoint*	43,010	2,313
Salesforce.com*	53,740	3,968
SolarEdge Technologies*	101,300	2,547
Vantive, Cl A*	52,100	2,807
Total Information technology		46,700
Materials—1.6%
PPG Industries	18,040	2,011
Total Materials		2,011
Total Common stock (Cost $109,180)**		121,562
Cash equivalent—9.1%
BlackRock Liquidity Funds TempCash Portfolio, Dollar Shares, 0.357%‡ (1)	11,320,336	11,320
Total Cash equivalent (Cost $11,320)**		11,320
Total Investments—106.6% (Cost $120,500)**		132,882
Net Other assets (liabilities)—(6.6)%		(8,182)
Net Assets—100.0%		$124,700

  *  Non-income producing security.

  **  This number is listed in thousands.

  (1)  A portion of the Fund's position in this security was purchased with cash collateral received from securities lending. The total value of such security at March 31, 2016 was $8,128**.

  ^  Security fully or partially on loan at March 31, 2016. The total value of securities on loan at March 31, 2016 was $8,036**. Certain of these securities may have been sold prior to period end.

  †  More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

  ‡  Rate shown is the 7-day effective yield as of March 31, 2016.

Cl — Class

The accompanying notes are an integral part of the financial statements.

10 TURNER FUNDS 2016 SEMIANNUAL REPORT

Schedule of investments

Turner Small Cap Growth Fund

March 31, 2016

	Shares	Value (000)
Common stock—99.5%†
Consumer discretionary—6.3%
Fiesta Restaurant Group*	32,000	$1,049
Kate Spade*	32,000	817
Oxford Industries	7,000	471
Zoe's Kitchen*^	7,500	292
Total Consumer discretionary		2,629
Consumer staples—2.4%
Amplify Snack Brands*	70,000	1,002
Total Consumer staples		1,002
Energy—1.0%
Parsley Energy, Cl A*	18,000	407
Total Energy		407
Financials—4.8%
CyrusOne	30,000	1,370
Home BancShares	15,000	614
Total Financials		1,984
Health care—24.0%
ABIOMED*	18,000	1,708
Achillion Pharmaceuticals*^	100,000	772
Adeptus Health, Cl A*^	16,000	889
Cantel Medical Corp.	15,000	1,070
Intrexon Corp.^	27,500	932
LDR Holding*	58,000	1,478
Ligand Pharmaceuticals, Cl B*^	14,000	1,499
Prothena*^	12,000	494
Repligen*	42,000	1,126
Total Health care		9,968
Industrials—12.3%
Echo Global Logistics*	30,000	815
HEICO	15,000	902
Insperity	35,000	1,810
John Bean Technologies	11,500	649
Masonite International*	14,000	917
Total Industrials		5,093
Information technology—46.7%
Cavium*	16,000	979
CUI Global*^	185,000	1,495
Digimarc*^	81,000	2,452
Ellie Mae*	11,000	997
HubSpot*	23,000	1,003
Marchex, Cl B	70,000	312
	Shares	Value (000)
Mellanox Technologies*	18,000	$978
NeoPhotonics*	62,000	870
Oclaro*	65,000	351
Paycom Software*	27,000	961
Proofpoint*	24,000	1,291
Remark Media (a)*	445,000	2,105
Shopify, Cl A*	54,000	1,523
SolarEdge Technologies*^	47,000	1,182
Stamps.com*	7,000	744
Ultratech*	40,000	874
Universal Display*	22,000	1,190
Total Information technology		19,307
Materials—2.0%
Senomyx (a)*^	325,000	845
Total Materials		845
Total Common stock (Cost $36,000)**		41,235
Cash equivalent—24.2%
BlackRock Liquidity Funds TempCash Portfolio, Dollar Shares, 0.357%‡ (1)	10,040,925	10,041
Total Cash equivalent (Cost $10,041)**		10,041
Total Investments—123.7% (Cost $46,041)**		51,276
Net Other assets (liabilities)—(23.7)%		(9,820)
Net Assets—100.0%		$41,456

  (a)  These securities have been deemed illiquid by the Adviser and represent 7.12% of Net Assets.

  *  Non-income producing security.

  **  This number is listed in thousands.

  (1)  A portion of the Fund's position in this security was purchased with cash collateral received from securities lending. The total value of such security at March 31, 2016 was $9,442**.

  ^  Security fully or partially on loan at March 31, 2016. The total value of securities on loan at March 31, 2016 was $9,187**. Certain of these securities may have been sold prior to period end.

  †  More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

  ‡  Rate shown is the 7-day effective yield as of March 31, 2016.

Cl — Class

The accompanying notes are an integral part of the financial statements.

TURNER FUNDS 2016 SEMIANNUAL REPORT 11

SECTOR WEIGHTINGS (Unaudited)

The following tables show the fund composition allocated by sector. The fund composition is subject to change, and the percentages are based on total investments.

1  Cash equivalent includes short-term investment held as collateral for securities lending activity. Please see Note 8 in the Notes to financial statements for more detailed information.

12 TURNER FUNDS 2016 SEMIANNUAL REPORT

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TURNER FUNDS 2016 SEMIANNUAL REPORT 13

FINANCIAL STATEMENTS (Unaudited)

Statements of assets and liabilities (000)

March 31, 2016

	Turner Medical Sciences Long/Short Fund		Turner Titan Long/Short Fund	Turner SMID Cap Growth Opportunities Fund
Assets:
Investment securities, at cost	$69,039		$33,330	$65,132
Investment securities, at value	$71,439		$37,282	$71,267
Cash	—		4,054	—
Deposits with brokers for securities sold short	62,769		24,386	—
Foreign currency, at value	—		3	—
Receivable for investment securities sold	3,457		4,079	1,440
Receivable for capital shares sold	22		34	4
Prepaid expenses	44		28	29
Receivable for dividend income	183		19	49
Total assets	137,914		69,885	72,789
Liabilities:
Securities sold short, at proceeds	65,714		22,804	—
Securities sold short, at value	59,523		23,271	—
Payable for investment securities purchased	2,218		6,324	4,589
Obligation to return securities lending collateral	—		—	1,918
Payable for capital shares redeemed	1,432		95	11
Dividends payable on securities sold short (Note 2)	64		24	—
Payable due to investment adviser	78		30	25
Payable due to administrator	4		2	2
Payable due to shareholder servicing	13		2	11
Payable due to distributor	3		1	—
Payable due to transfer agent	4		5	5
Payable due to custodian	2		9	5
Payable due to compliance services	16		16	20
Other accrued expenses	19		21	25
Total liabilities	63,376		29,800	6,611
Net assets	$74,538		$40,085	$66,178
*Includes market value of securities on loan of	$—		$—	$1,868
Net assets:
Portfolio capital	$94,006		$41,849	$75,640
Accumulated net investment loss	(3,234)		(1,205)	(712)
Accumulated net realized loss from investments, securities sold short and foreign currency transactions	(24,825)		(4,044)	(14,885)
Net unrealized appreciation on investments, securities sold short, foreign currencies and translation of other assets and liabilities denominated in foreign currencies	8,591		3,485	6,135
Net assets	$74,538		$40,085	$66,178
Outstanding shares of beneficial interest — Institutional Class Shares (1)	2,043		3,366	763
Outstanding shares of beneficial interest — Investor Class Shares (1)	3,801		1,115	3,572
Outstanding shares of beneficial interest — Class C Shares (1)	418		177	—
Outstanding shares of beneficial interest — Retirement Class Shares (1)	—		—	—
Net assets — Institutional Class Shares	$24,595		$29,229	$12,332
Net assets — Investor Class Shares	$45,174		$9,444	$53,846
Net assets — Class C Shares	$4,769		$1,412	$—
Net assets — Retirement Class Shares	$—		$—	$—
Net asset value, offering and redemption price per share — Institutional Class Shares	$12.04		$8.68	$16.16
Net asset value, offering and redemption price per share — Investor Class Shares	$11.89	†	$8.47	$15.08 †
Net asset value, offering and redemption price per share — Class C Shares	$11.40	†	$7.96 †	$—
Net asset value, offering and redemption price per share — Retirement Class Shares	$—		$—	$—

14 TURNER FUNDS 2016 SEMIANNUAL REPORT

	Turner Midcap Growth Fund		Turner Small Cap Growth Fund
Assets:
Investment securities, at cost	$120,500		$46,041
Investment securities, at value	$132,882		$51,276
Cash	—		—
Deposits with brokers for securities sold short	—		—
Foreign currency, at value	—		—
Receivable for investment securities sold	—		—
Receivable for capital shares sold	39		7
Prepaid expenses	41		21
Receivable for dividend income	64		39
Total assets	133,026		51,343
Liabilities:
Securities sold short, at proceeds	—		—
Securities sold short, at value	—		—
Payable for investment securities purchased	—		—
Obligation to return securities lending collateral	8,128		9,442
Payable for capital shares redeemed	29		377
Dividends payable on securities sold short (Note 2)	—		—
Payable due to investment adviser	22		10
Payable due to administrator	15		—
Payable due to shareholder servicing	22		9
Payable due to distributor	1		—
Payable due to transfer agent	11		4
Payable due to custodian	3		6
Payable due to compliance services	42		17
Other accrued expenses	53		22
Total liabilities	8,326		9,887
Net assets	$124,700		$41,456
*Includes market value of securities on loan of	$8,036		$9,187
Net assets:
Portfolio capital	$127,134		$43,616
Accumulated net investment loss	(1,413)		(429)
Accumulated net realized loss from investments, securities sold short and foreign currency transactions	(13,403)		(6,966)
Net unrealized appreciation on investments, securities sold short, foreign currencies and translation of other assets and liabilities denominated in foreign currencies	12,382		5,235
Net assets	$124,700		$41,456
Outstanding shares of beneficial interest — Institutional Class Shares (1)	1,014		—
Outstanding shares of beneficial interest — Investor Class Shares (1)	6,368		3,604
Outstanding shares of beneficial interest — Class C Shares (1)	—		—
Outstanding shares of beneficial interest — Retirement Class Shares (1)	168		—
Net assets — Institutional Class Shares	$17,441		$—
Net assets — Investor Class Shares	$104,816		$41,456
Net assets — Class C Shares	$—		$—
Net assets — Retirement Class Shares	$2,443		$—
Net asset value, offering and redemption price per share — Institutional Class Shares	$17.21	†	$—
Net asset value, offering and redemption price per share — Investor Class Shares	$16.46		$11.50
Net asset value, offering and redemption price per share — Class C Shares	$—		$—
Net asset value, offering and redemption price per share — Retirement Class Shares	$14.57	†	$—

(1)  Unlimited authorization — par value $0.00001.

†  Differences in net asset value recalculation and net asset value stated are caused by rounding differences.

Amounts designated as "—" are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

TURNER FUNDS 2016 SEMIANNUAL REPORT 15

FINANCIAL STATEMENTS (Unaudited)

Statements of operations (000)

	Turner Medical Sciences Long/Short Fund	Turner Titan Long/Short Fund	Turner SMID Cap Growth Opportunities Fund
	period ended 3/31/16	period ended 3/31/16	period ended 3/31/16
Investment income:
Dividend	$506	$366	$152
Securities lending	—	—	226
Total investment income	506	366	378
Expenses:
Investment advisory fees	940	407	381
Administration fees	94	41	57
Shareholder service fees (1)	102	26	78
Shareholder service fees (2)	7	2	—
Shareholder service fees (3)	—	—	—
Distribution fees (2)	20	6	—
Distribution fees (3)	—	—	—
Accounting agent fees	1	1	1
Dividend expense	232	145	—
Broker fees and charges on short sales	506	54	—
Custodian fees	11	18	12
Transfer agent fees	79	50	50
Registration fees	36	29	15
Professional fees	41	20	28
Trustees' fees	43	20	28
Compliance service fees	30	14	20
Insurance and other fees	43	19	32
Total expenses	2,185	852	702
Less:
Investment advisory fee waiver	(133)	(106)	(189)
Net expenses	2,052	746	513
Net investment loss	(1,546)	(380)	(135)
Net realized loss from securities sold	(29,108)	(4,365)	(10,731)
Net realized gain from securities sold short	9,190	1,754	—
Net change in unrealized appreciation (depreciation) on investments	11,889	4,153	4,488
Net change in unrealized appreciation (depreciation) on securities sold short	(7,781)	(2,363)	—
Net realized and unrealized gain (loss) from investments and foreign currencies	(15,810)	(821)	(6,243)
Net decrease in net assets resulting from operations	$(17,356)	$(1,201)	$(6,378)

16 TURNER FUNDS 2016 SEMIANNUAL REPORT

	Turner Midcap Growth Fund	Turner Small Cap Growth Fund
	period ended 3/31/16	period ended 3/31/16
Investment income:
Dividend	$356	$50
Securities lending	88	151
Total investment income	444	201
Expenses:
Investment advisory fees	559	247
Administration fees	112	37
Shareholder service fees (1)	150	62
Shareholder service fees (2)	—	—
Shareholder service fees (3)	3	—
Distribution fees (2)	—	—
Distribution fees (3)	3	—
Accounting agent fees	1	—
Dividend expense	—	—
Broker fees and charges on short sales	—	—
Custodian fees	7	12
Transfer agent fees	110	36
Registration fees	30	10
Professional fees	57	20
Trustees' fees	55	20
Compliance service fees	39	14
Insurance and other fees	66	25
Total expenses	1,192	483
Less:
Investment advisory fee waiver	(345)	(176)
Net expenses	847	307
Net investment loss	(403)	(106)
Net realized loss from securities sold	(8,242)	(5,032)
Net realized gain from securities sold short	—	—
Net change in unrealized appreciation (depreciation) on investments	(2,204)	474
Net change in unrealized appreciation (depreciation) on securities sold short	—	—
Net realized and unrealized gain (loss) from investments and foreign currencies	(10,446)	(4,558)
Net decrease in net assets resulting from operations	$(10,849)	$(4,664)

(1)  Attributable to Investor Class Shares only.

(2)  Attributable to Class C Shares only.

(3)  Attributable to Retirement Class Shares only.

Amounts designated as "—" are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

TURNER FUNDS 2016 SEMIANNUAL REPORT 17

FINANCIAL STATEMENTS

Statements of changes in net assets (000)

	Turner Medical Sciences Long/Short Fund		Turner Titan Long/ Short Fund
	period ended 3/31/16 (Unaudited)	year ended 9/30/15	period ended 3/31/16 (Unaudited)	year ended 9/30/15
Investment activities:
Net investment loss	$(1,546)	$(1,904)	$(380)	$(1,227)
Net realized gain (loss) from securities sold and securities sold short	(19,918)	(221)	(2,611)	7,630
Net realized gain on foreign currency transactions	—	—	—	2
Net change in unrealized appreciation (depreciation) on investments and securities sold short	4,108	1,534	1,790	(9,128)
Net change in unrealized appreciation (depreciation) on foreign currencies and translation of other assets and liabilities denominated in foreign currencies	—	—	—	—
Net increase (decrease) in net assets resulting from operations	(17,356)	(591)	(1,201)	(2,723)
Dividends and distributions to shareholders:
Realized capital gains:
Institutional Class Shares	(745)	(1,619)	(1,929)	(20,550)
Investor Class Shares	(1,619)	(454)	(1,621)	(2,460)
Class C Shares	(104)	(176)	(92)	(595)
Total dividends and distributions	(2,468)	(2,249)	(3,642)	(23,605)
Capital share transactions:
Institutional Class Shares
Proceeds from shares issued	11,169	30,321	9,153	11,521
Proceeds from shares issued in lieu of cash distributions	570	1,163	1,502	14,739
Cost of shares redeemed	(21,642)	(18,381)	(13,215)	(89,272)
Net increase (decrease) in net assets from Institutional Class Shares transactions	(9,903)	13,103	(2,560)	(63,012)
Investor Class Shares
Proceeds from shares issued	26,180	118,863	7,249	20,650
Proceeds from shares issued in lieu of cash distributions	1,605	400	1,595	2,346
Cost of shares redeemed	(60,698)	(31,830)	(22,723)	(10,096)
Net increase (decrease) in net assets from Investor Class Shares transactions	(32,913)	87,433	(13,879)	12,900
Class C Shares
Proceeds from shares issued	1,147	3,409	68	38
Proceeds from shares issued in lieu of cash distributions	89	142	89	565
Cost of shares redeemed	(1,068)	(1,020)	(174)	(1,357)
Net increase (decrease) in net assets from Class C Shares transactions	168	2,531	(17)	(754)
Net increase (decrease) in net assets from capital share transactions	(42,648)	103,067	(16,456)	(50,866)
Total increase (decrease) in net assets	(62,472)	100,227	(21,299)	(77,194)
Net assets:
Beginning of period	137,010	36,783	61,384	138,578
End of period	$74,538	$137,010	$40,085	$61,384
Accumulated net investment loss	$(3,234)	$(1,688)	$(1,205)	$(825)
Share issued and redeemed:
Institutional Class Shares
Issued	833	2,117	1,032	1,216
Issued in lieu of cash distributions	43	103	169	1,694
Redeemed	(1,726)	(1,418)	(1,481)	(9,308)
Net increase (decrease) in Institutional Class Shares	(850)	802	(280)	(6,398)
Investor Class Shares
Issued	1,956	8,356	817	2,209
Issued in lieu of cash distributions	122	36	183	275
Redeemed	(4,837)	(2,284)	(2,682)	(1,014)
Net increase (decrease) in Investor Class Shares	(2,759)	6,108	(1,682)	1,470
Class C Shares
Issued	89	245	8	4
Issued in lieu of cash distributions	7	13	11	70
Redeemed	(87)	(76)	(21)	(152)
Net increase (decrease) in Class C Shares	9	182	(2)	(78)
Net increase (decrease) in share transactions	(3,600)	7,092	(1,964)	(5,006)

18 TURNER FUNDS 2016 SEMIANNUAL REPORT

	Turner SMID Cap Growth Opportunities
	period ended 3/31/16 (Unaudited)	year ended 9/30/15
Investment activities:
Net investment loss	$(135)	$(585)
Net realized gain (loss) from securities sold and securities sold short	(10,731)	33,794
Net realized gain on foreign currency transactions	—	—
Net change in unrealized appreciation (depreciation) on investments and securities sold short	4,488	(24,302)
Net change in unrealized appreciation (depreciation) on foreign currencies and translation of other assets and liabilities denominated in foreign currencies	—	—
Net increase (decrease) in net assets resulting from operations	(6,378)	8,907
Dividends and distributions to shareholders:
Realized capital gains:
Institutional Class Shares	(6,644)	(8,970)
Investor Class Shares	(29,725)	(49,724)
Class C Shares	—	—
Total dividends and distributions	(36,369)	(58,694)
Capital share transactions:
Institutional Class Shares
Proceeds from shares issued	865	1,684
Proceeds from shares issued in lieu of cash distributions	6,630	8,776
Cost of shares redeemed	(3,154)	(13,071)
Net increase (decrease) in net assets from Institutional Class Shares transactions	4,341	(2,611)
Investor Class Shares
Proceeds from shares issued	3,766	15,293
Proceeds from shares issued in lieu of cash distributions	27,432	46,308
Cost of shares redeemed	(14,116)	(64,473)
Net increase (decrease) in net assets from Investor Class Shares transactions	17,082	(2,872)
Class C Shares
Proceeds from shares issued	—	—
Proceeds from shares issued in lieu of cash distributions	—	—
Cost of shares redeemed	—	—
Net increase (decrease) in net assets from Class C Shares transactions	—	—
Net increase (decrease) in net assets from capital share transactions	21,423	(5,483)
Total increase (decrease) in net assets	(21,324)	(55,270)
Net assets:
Beginning of period	87,502	142,772
End of period	$66,178	$87,502
Accumulated net investment loss	$(712)	$(577)
Share issued and redeemed:
Institutional Class Shares
Issued	40	48
Issued in lieu of cash distributions	376	295
Redeemed	(159)	(310)
Net increase (decrease) in Institutional Class Shares	257	33
Investor Class Shares
Issued	226	474
Issued in lieu of cash distributions	1,670	1,615
Redeemed	(705)	(1,882)
Net increase (decrease) in Investor Class Shares	1,191	207
Class C Shares
Issued	—	—
Issued in lieu of cash distributions	—	—
Redeemed	—	—
Net increase (decrease) in Class C Shares	—	—
Net increase (decrease) in share transactions	1,448	240

Amounts designated as "—" are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

TURNER FUNDS 2016 SEMIANNUAL REPORT 19

FINANCIAL STATEMENTS

Statements of changes in net assets (000)

	Turner Midcap Growth Fund
	period ended 3/31/16 (Unaudited)	year ended 9/30/15
Investment activities:
Net investment loss	$(403)	$(1,307)
Net realized gain (loss) from securities sold	(8,242)	31,791
Net change in unrealized appreciation (depreciation) on investment transactions	(2,204)	(36,114)
Net increase (decrease) in net assets resulting from operations	(10,849)	(5,630)
Dividends and distributions to shareholders:
Realized capital gains:
Institutional Class Shares	(4,537)	(15,809)
Investor Class Shares	(18,204)	(76,404)
Retirement Class Shares	(424)	(2,077)
Total dividends and distributions	(23,165)	(94,290)
Capital share transactions:
Institutional Class Shares
Proceeds from shares issued	548	9,565
Proceeds from Fund acquisition (Note 10)	—	14,971
Proceeds from shares issued in lieu of cash distributions	4,273	13,702
Cost of shares redeemed	(16,703)	(31,244)
Net increase (decrease) in net assets from Institutional Class Shares transactions	(11,882)	6,994
Investor Class Shares
Proceeds from shares issued	2,928	15,410
Proceeds from Fund acquisition (Note 10)	—	14,263
Proceeds from shares issued in lieu of cash distributions	17,080	72,044
Cost of shares redeemed	(21,724)	(75,850)
Net increase (decrease) in net assets from Investor Class Shares transactions	(1,716)	25,867
Retirement Class Shares
Proceeds from shares issued	138	545
Proceeds from shares issued in lieu of cash distributions	424	2,077
Cost of shares redeemed	(237)	(2,477)
Net increase in net assets from Retirement Class Shares transactions	325	145
Net increase (decrease) in net assets from capital share transactions	(13,273)	33,006
Total increase (decrease) in net assets	(47,287)	(66,914)
Net assets:
Beginning of period	171,987	238,901
End of period	$124,700	$171,987
Accumulated net investment loss	$(1,413)	$(1,010)
Share issued and redeemed:
Institutional Class Shares
Issued	30	361
Shares from Fund acquisition (Note 10)	—	646
Issued in lieu of cash distributions	227	603
Redeemed	(904)	(1,148)
Net increase (decrease) in Institutional Class Shares	(647)	462
Investor Class Shares
Issued	164	627
Shares from Fund acquisition (Note 10)	—	638
Issued in lieu of cash distributions	948	3,286
Redeemed	(1,192)	(3,077)
Net increase (decrease) in Investor Class Shares	(80)	1,474
Retirement Class Shares
Issued	8	22
Issued in lieu of cash distributions	27	104
Redeemed	(14)	(110)
Net increase in Retirement Class Shares	21	16
Net increase (decrease) in share transactions	(706)	1,952

20 TURNER FUNDS 2016 SEMIANNUAL REPORT

	Turner Small Cap Growth Fund
	period ended 3/31/16 (Unaudited)	year ended 9/30/15
Investment activities:
Net investment loss	$(106)	$(593)
Net realized gain (loss) from securities sold	(5,032)	18,782
Net change in unrealized appreciation (depreciation) on investment transactions	474	(15,758)
Net increase (decrease) in net assets resulting from operations	(4,664)	2,431
Dividends and distributions to shareholders:
Realized capital gains:
Institutional Class Shares	—	—
Investor Class Shares	(14,893)	(46,207)
Retirement Class Shares	—	—
Total dividends and distributions	(14,893)	(46,207)
Capital share transactions:
Institutional Class Shares
Proceeds from shares issued	—	—
Proceeds from Fund acquisition (Note 10)	—	—
Proceeds from shares issued in lieu of cash distributions	—	—
Cost of shares redeemed	—	—
Net increase (decrease) in net assets from Institutional Class Shares transactions	—	—
Investor Class Shares
Proceeds from shares issued	3,786	41,326
Proceeds from Fund acquisition (Note 10)	—	—
Proceeds from shares issued in lieu of cash distributions	14,328	45,588
Cost of shares redeemed	(27,943)	(102,381)
Net increase (decrease) in net assets from Investor Class Shares transactions	(9,829)	(15,467)
Retirement Class Shares
Proceeds from shares issued	—	—
Proceeds from shares issued in lieu of cash distributions	—	—
Cost of shares redeemed	—	—
Net increase in net assets from Retirement Class Shares transactions	—	—
Net increase (decrease) in net assets from capital share transactions	(9,829)	(15,467)
Total increase (decrease) in net assets	(29,386)	(59,243)
Net assets:
Beginning of period	70,842	130,085
End of period	$41,456	$70,842
Accumulated net investment loss	$(429)	$(323)
Share issued and redeemed:
Institutional Class Shares
Issued	—	—
Shares from Fund acquisition (Note 10)	—	—
Issued in lieu of cash distributions	—	—
Redeemed	—	—
Net increase (decrease) in Institutional Class Shares	—	—
Investor Class Shares
Issued	267	1,956
Shares from Fund acquisition (Note 10)	—	—
Issued in lieu of cash distributions	1,155	2,694
Redeemed	(1,740)	(4,222)
Net increase (decrease) in Investor Class Shares	(318)	428
Retirement Class Shares
Issued	—	—
Issued in lieu of cash distributions	—	—
Redeemed	—	—
Net increase in Retirement Class Shares	—	—
Net increase (decrease) in share transactions	(318)	428

Amounts designated as "—" are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

TURNER FUNDS 2016 SEMIANNUAL REPORT 21

FINANCIAL STATEMENTS

Financial highlights

For a share outstanding throughout each period

	Net asset value, beginning of period	Net investment income (loss)(1)	Realized and unrealized gains (losses) on investments	Total from investment operations	Dividends from net investment income	Distributions from capital gains	Total dividends and distributions
Turner Medical Sciences Long/Short Fund — Institutional Class Shares
2016^	$14.02	(0.15)	(1.59)	(1.74)	—	(0.24)	(0.24)
2015	$13.33	(0.35)	1.83	1.48	—	(0.79)	(0.79)
2014	$11.54	(0.18)	2.33	2.15	—	(0.36)	(0.36)
2013	$10.19	(0.13)	1.48	1.35	—	—	—
2012	$10.35	(0.15)	(0.01)	(0.16)	—	—	—
2011 (6)	$10.00	(0.12)	0.47	0.35	—	—	—
Turner Medical Sciences Long/Short Fund — Investor Class Shares
2016^	$13.87	(0.16)	(1.58)	(1.74)	—	(0.24)	(0.24)
2015	$13.23	(0.39)	1.82	1.43	—	(0.79)	(0.79)
2014	$11.48	(0.21)	2.32	2.11	—	(0.36)	(0.36)
2013	$10.16	(0.16)	1.48	1.32	—	—	—
2012	$10.34	(0.18)	—	(0.18)	—	—	—
2011 (6)	$10.00	(0.13)	0.47	0.34	—	—	—
Turner Medical Sciences Long/Short Fund — Class C Shares
2016^	$13.36	(0.20)	(1.52)	(1.72)	—	(0.24)	(0.24)
2015	$12.87	(0.47)	1.75	1.28	—	(0.79)	(0.79)
2014	$11.26	(0.29)	2.26	1.97	—	(0.36)	(0.36)
2013	$10.04	(0.23)	1.45	1.22	—	—	—
2012	$10.30	(0.25)	(0.01)	(0.26)	—	—	—
2011 (6)	$10.00	(0.18)	0.48	0.30	—	—	—
Turner Titan Long/Short Fund — Institutional Class Shares
2016^	$9.37	(0.06)	(0.07)	(0.14)	—	(0.55)	(0.55)
2015	$11.95	(0.18)	0.23 (8)	0.05	—	(2.63)	(2.63)
2014	$11.43	(0.14)	0.66	0.52	—	—	—
2013	$10.89	(0.07)	0.61	0.54	—	—	—
2012	$11.45	(0.13)	0.04	(0.09)	—	(0.47)	(0.47)
2011	$10.82	(0.16)	0.79	0.63	—	—	—
Turner Titan Long/Short Fund — Investor Class Shares
2016^	$9.17	(0.07)	(0.08)	(0.15)	—	(0.55)	(0.55)
2015	$11.78	(0.20)	0.22 (8)	0.02	—	(2.63)	(2.63)
2014	$11.30	(0.17)	0.65	0.48	—	—	—
2013	$10.80	(0.09)	0.59	0.50	—	—	—
2012	$11.38	(0.16)	0.05	(0.11)	—	(0.47)	(0.47)
2011	$10.78	(0.19)	0.79	0.60	—	—	—
Turner Titan Long/Short Fund — Class C Shares
2016^	$8.68	(0.09)	(0.08)	(0.17)	—	(0.55)	(0.55)
2015	$11.36	(0.26)	0.21 (8)	(0.05)	—	(2.63)	(2.63)
2014	$10.98	(0.25)	0.63	0.38	—	—	—
2013	$10.57	(0.17)	0.58	0.41	—	—	—
2012	$11.23	(0.24)	0.05	(0.19)	—	(0.47)	(0.47)
2011	$10.72	(0.27)	0.78	0.51	—	—	—

22 TURNER FUNDS 2016 SEMIANNUAL REPORT

	Net asset value, end of period	Total return		Net assets end of period (000)	Ratio of net expenses to average net assets*		Ratio of total expenses to average net assets		Ratio of net investment income (loss) to average net assets*		Portfolio turnover rate**
Turner Medical Sciences Long/Short Fund — Institutional Class Shares
2016^	$12.04	(12.55	)%††	$24,595	3.08	%†	3.30	%†	(2.27	)%†	189%
2015	$14.02	12.60%		$40,568	2.90	%† (2)	3.39	%†	(2.50	)%†	206%
2014	$13.33	19.08%		$27,884	1.93	%† (3)	3.52	%†	(1.44	)%†	409%
2013	$11.54	13.25%		$16,742	1.98	%† (4)	2.99	%†	(1.26	)%†	492%
2012	$10.19	(1.55)%		$37,117	1.87	%† (5)	2.09	%†	(1.45	)%†	900%
2011 (6)	$10.35	3.50	%††	$45,147	1.93	% (7)	2.74%		(1.74)%		608%
Turner Medical Sciences Long/Short Fund — Investor Class Shares
2016^	$11.89	(12.69	)%††	$45,174	3.33	%†	3.55	%†	(2.52	)%†	189%
2015	$13.87	12.30%		$90,976	3.15	%† (2)	3.64	%†	(2.75	)%†	206%
2014	$13.23	18.83%		$5,974	2.18	%† (3)	3.77	%†	(1.69	)%†	409%
2013	$11.48	12.99%		$3,062	2.23	%† (4)	3.24	%†	(1.51	)%†	492%
2012	$10.16	(1.74)%		$9,606	2.12	%† (5)	2.34	%†	(1.70	)%†	900%
2011 (6)	$10.34	3.40	%††	$12,777	2.14	% (7)	2.89%		(1.93)%		608%
Turner Medical Sciences Long/Short Fund — Class C Shares
2016^	$11.40	(13.02	)%††	$4,769	4.08	%†	4.30	%†	(3.27	)%†	189%
2015	$13.36	11.43%		$5,466	3.90	%† (2)	4.39	%†	(3.50	)%†	206%
2014	$12.87	17.93%		$2,925	2.93	%† (3)	4.52	%†	(2.44	)%†	409%
2013	$11.26	12.15%		$1,374	2.98	%† (4)	3.99	%†	(2.26	)%†	492%
2012	$10.04	(2.52)%		$2,889	2.87	%† (5)	3.09	%†	(2.45	)%†	900%
2011 (6)	$10.30	3.00	%††	$2,165	2.93	% (7)	3.63%		(2.71)%		608%
Turner Titan Long/Short Fund — Institutional Class Shares
2016^	$8.68	(1.69	)%††	$29,229	2.64	%†	3.03	%†	(1.29	)%†	160%
2015	$9.37	2.13%		$34,179	2.56	%† (9)	3.37	%†	(1.83	)%†	510%
2014	$11.95	4.55%		$120,032	1.93	%† (10)	2.82	%†	(1.18	)%†	443%
2013	$11.43	4.96%		$481,845	1.93	%† (11)	2.75	%†	(0.64	)%†	580%
2012	$10.89	(0.77)%		$832,857	1.89	%† (12)	2.34	%†	(1.15	)%†	996%
2011	$11.45	5.82%		$448,554	1.93	% (13)	2.48%		(1.34)%		1,153%
Turner Titan Long/Short Fund — Investor Class Shares
2016^	$8.47	(1.84	)%††	$9,444	2.89	%†	3.28	%†	(1.54	)%†	160%
2015	$9.17	1.86%		$25,651	2.81	%† (9)	3.62	%†	(2.08	)%†	510%
2014	$11.78	4.25%		$15,630	2.18	%† (10)	3.07	%†	(1.42	)%†	443%
2013	$11.30	4.63%		$44,139	2.18	%† (11)	3.00	%†	(0.89	)%†	580%
2012	$10.80	(0.95)%		$126,533	2.14	%† (12)	2.59	%†	(1.40	)%†	996%
2011	$11.38	5.57%		$161,401	2.18	% (13)	2.70%		(1.61)%		1,153%
Turner Titan Long/Short Fund — Class C Shares
2016^	$7.96	(2.18	)%††	$1,412	3.64	%†	4.03	%†	(2.29	)%†	160%
2015	$8.68	1.17%		$1,554	3.56	%† (9)	4.37	%†	(2.83	)%†	510%
2014	$11.36	3.46%		$2,916	2.93	%† (10)	3.82	%†	(2.18	)%†	443%
2013	$10.98	3.88%		$5,572	2.93	%† (11)	3.75	%†	(1.64	)%†	580%
2012	$10.57	(1.71)%		$10,391	2.89	%† (12)	3.34	%†	(2.15	)%†	996%
2011	$11.23	4.76%		$12,478	2.93	% (13)	3.39%		(2.33)%		1,153%

*  Inclusive of fees paid indirectly, waivers and/or reimbursements.

**  Excludes effect of in-kind transfers and mergers, as applicable. Not annualized for periods less than one year.

^  For the six-month period ended March 31, 2016 (unaudited). All ratios for the periods have been annualized unless otherwise noted.

†  Does not include acquired fund fees or expenses.

††  Total return is for the period indicated and has not been annualized.

(1)  Based on average shares outstanding.

(2)  Dividend expense totaled 0.44% of average net assets for the year ended September 30, 2015, 0.02% of which was waived. Broker fees and charges on short sales totaled 0.86% of average net assets for the year ended September 30, 2015, 0.28% of which was waived. If dividend expense and broker fees and charges on short sales had not been contractually waived, the ratios of net expenses to average net assets would have been 3.20%, 3.45% and 4.20% for the Institutional, Investor and Class C Shares, respectively.

(3)  Dividend expense totaled 0.16% of average net assets for the year ended September 30, 2014, 0.16% of which was waived. Broker fees and charges on short sales totaled 1.27% of average net assets for the year ended September 30, 2014, 1.27% of which was waived. If dividend expense and broker fees and charges on short sales had not been contractually waived, the ratios of net expenses to average net assets would have been 3.36%, 3.61% and 4.36% for the Institutional, Investor and Class C Shares, respectively.

(4)  Dividend expense totaled 0.45% of average net assets for the year ended September 30, 2013, 0.45% of which was waived. Broker fees and charges on short sales totaled 0.41% of average net assets for the year ended September 30, 2013, 0.41% of which was waived. If dividend expense and broker fees and charges on short sales had not been contractually waived, the ratios of net expenses to average net assets would have been 2.79%, 3.04% and 3.79% for the Institutional, Investor and Class C Shares, respectively.

(5)  Dividend expense totaled 0.04% of average net assets for the year ended September 30, 2012, 0.04% of which was waived. Broker fees and charges on short sales totaled 0.15% of average net assets for the year ended September 30, 2012, 0.15% of which was waived. If dividend expense and broker fees and charges on short sales had not been contractually waived, the ratios of net expenses to average net assets would have been 2.06%, 2.31% and 3.06% for the Institutional, Investor and Class C Shares, respectively.

(6)  Commenced operations on February 7, 2011. All ratios for the period have been annualized.

(7)  Dividend expense totaled 0.15% of average net assets for the year ended September 30, 2011, 0.12% of which was waived. Broker fees and charges on short sales totaled 0.47% of average net assets for the year ended September 30, 2011, 0.39% of which was waived. If dividend expense and broker fees and charges on short sales had not been contractually waived, the ratios of net expenses to average net assets would have been 2.44%, 2.65% and 3.44% for the Institutional, Investor and Class C Shares, respectively.

(8)  The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio securities during the period because of the timing of the sales and purchase of fund shares in relation in fluctuating market values during the period.

(9)  Dividend expense totaled 0.46% of average net assets for the year ended September 30, 2015, 0.14% of which was waived. Broker fees and charges on short sales totaled 0.68% of average net assets for the year ended September 30, 2015, 0.35% of which was waived. If dividend expense and broker fees and charges on short sales had not been contractually waived, the ratios of net expenses to average net assets would have been 3.05%, 3.30% and 4.05% for the Institutional, Investor and Class C Shares, respectively.

(10)Dividend expense totaled 0.40% of average net assets for the year ended September 30, 2014, 0.40% of which was waived. Broker fees and charges on short sales totaled 0.44% of average net assets for the year ended September 30, 2014, 0.44% of which was waived. If dividend expense and broker fees and charges on short sales had not been contractually waived, the ratios of net expenses to average net assets would have been 2.77%, 3.01% and 3.77% for the Institutional, Investor and Class C Shares, respectively.

(11)  Dividend expense totaled 0.45% of average net assets for the year ended September 30, 2013, 0.45% of which was waived. Broker fees and charges on short sales totaled 0.45% of average net assets for the year ended September 30, 2013, 0.45% of which was waived. If dividend expense and broker fees and charges on short sales had not been contractually waived, the ratios of net expenses to average net assets would have been 2.83%, 3.08% and 3.83% for the Institutional, Investor and Class C Shares, respectively.

(12)  Dividend expense totaled 0.20% of average net assets for the year ended September 30, 2012, 0.20% of which was waived. Broker fees and charges on short sales totaled 0.33% of average net assets for the year ended September 30, 2012, 0.33% of which was waived. If dividend expense and broker fees and charges on short sales had not been contractually waived, the ratios of net expenses to average net assets would have been 2.42%, 2.67% and 3.42% for the Institutional, Investor and Class C Shares, respectively.

(13)  Dividend expense totaled 0.28% of average net assets for the year ended September 30, 2011, 0.22% of which was waived. Broker fees and charges on short sales totaled 0.32% of average net assets for the year ended September 30, 2011, 0.25% of which was waived. If dividend expense and broker fees and charges on short sales had not been contractually waived, the ratios of net expenses to average net assets would have been 2.40%, 2.65% and 3.40% for the Institutional, Investor and Class C Shares, respectively.

Amounts designated as "—" are either not applicable, $0 or have been rounded to $0.

The accompanying notes are and integral part of the financial statements.

TURNER FUNDS 2016 SEMIANNUAL REPORT 23

FINANCIAL STATEMENTS

Financial highlights

For a share outstanding throughout each period

	Net asset value, beginning of period	Net investment income (loss)(1)	Realized and unrealized gains (losses) on investments	Total from investment operations	Dividends from net investment income	Distributions from capital gains	Total dividends and distributions
Turner SMID Cap Growth Opportunities Fund — Institutional Class Shares
2016^	$31.27	(0.02)	(1.48)	(1.50)	—	(13.61)	(13.61)
2015	$54.75	(0.12)	2.75	2.63	—	(26.11)	(26.11)
2014	$65.25	(0.46)	0.32	(0.14)	—	(10.36)	(10.36)
2013	$57.68	(0.12)	16.10	15.98	—	(8.41)	(8.41)
2012	$45.83	(0.34)	12.19	11.85	—	—	—
2011	$42.51	(0.40)	3.72	3.32	—	—	—
Turner SMID Cap Growth Opportunities Fund — Investor Class Shares
2016^	$30.11	(0.04)	(1.38)	(1.42)	—	(13.61)	(13.61)
2015	$53.75	(0.21)	2.68	2.47	—	(26.11)	(26.11)
2014	$64.38	(0.59)	0.32	(0.27)	—	(10.36)	(10.36)
2013	$57.16	(0.25)	15.88	15.63	—	(8.41)	(8.41)
2012	$45.52	(0.47)	12.11	11.64	—	—	—
2011	$42.32	(0.52)	3.72	3.20	—	—	—
Turner Midcap Growth Fund — Institutional Class Shares
2016^	$21.49	(0.03)	(1.29)	(1.32)	—	(2.96)	(2.96)
2015	$38.57	(0.10)	(0.82)	(0.92)	—	(16.16)	(16.16)
2014	$43.43	(0.08)	4.58	4.50	—	(9.36)	(9.36)
2013	$35.39	(0.09)	8.68	8.59	—	(0.55)	(0.55)
2012	$30.42	(0.05)	5.02	4.97	—	—	—
2011	$29.90	(0.06)	0.58	0.52	—	—	—
Turner Midcap Growth Fund — Investor Class Shares
2016^	$20.71	(0.05)	(1.24)	(1.29)	—	(2.96)	(2.96)
2015	$37.79	(0.16)	(0.76)	(0.92)	—	(16.16)	(16.16)
2014	$42.85	(0.17)	4.47	4.30	—	(9.36)	(9.36)
2013	$35.03	(0.18)	8.55	8.37	—	(0.55)	(0.55)
2012	$30.16	(0.13)	5.00	4.87	—	—	—
2011	$29.73	(0.13)	0.56	0.43	—	—	—
Turner Midcap Growth Fund — Retirement Class Shares
2016^	$18.69	(0.07)	(1.09)	(1.16)	—	(2.96)	(2.96)
2015	$35.75	(0.21)	(0.69)	(0.90)	—	(16.16)	(16.16)
2014	$41.07	(0.25)	4.29	4.04	—	(9.36)	(9.36)
2013	$33.65	(0.25)	8.22	7.97	—	(0.55)	(0.55)
2012	$29.05	(0.20)	4.80	4.60	—	—	—
2011	$28.71	(0.22)	0.56	0.34	—	—	—
Turner Small Cap Growth Fund — Investor Class Shares
2016^	$18.06	(0.03)	(1.31)	(1.34)	—	(5.22)	(5.22)
2015	$37.23	(0.17)	1.25	1.08	—	(20.25)	(20.25)
2014	$44.76	(0.33)	0.76	0.43	—	(7.96)	(7.96)
2013	$35.96	(0.16)	11.47	11.31	—	(2.51)	(2.51)
2012	$27.83	(0.23)	8.36	8.13	—	—	—
2011	$28.97	(0.26)	(0.88)	(1.14)	—	—	—

24 TURNER FUNDS 2016 SEMIANNUAL REPORT

	Net asset value, end of period	Total return		Net assets end of period (000)	Ratio of net expenses to average net assets*	Ratio of total expenses to average net assets	Ratio of net investment income (loss) to average net assets*	Portfolio turnover rate**
Turner SMID Cap Growth Opportunities Fund — Institutional Class Shares
2016^	$16.16	(8.37	)%††	$12,331	1.15%	1.65%	(0.15)%	277%
2015	$31.27	7.28%		$15,808	1.15%	1.58%	(0.33)%	227%
2014	$54.75	(0.76)%		$25,912	1.15%	1.42%	(0.76)%	78%
2013	$65.25	32.98%		$72,442	1.15%	1.31%	(0.21)%	62%
2012	$57.68	25.86%		$69,391	1.15%	1.30%	(0.62)%	75%
2011	$45.83	7.81%		$67,035	1.15%	1.27%	(0.77)%	74%
Turner SMID Cap Growth Opportunities Fund — Investor Class Shares
2016^	$15.08	(8.44	)%††	$53,846	1.40%	1.90%	(0.40)%	277%
2015	$30.11	7.01%		$71,694	1.40%	1.83%	(0.59)%	227%
2014	$53.75	(1.00)%		$116,860	1.40%	1.67%	(1.01)%	78%
2013	$64.38	32.63%		$180,291	1.40%	1.56%	(0.46)%	62%
2012	$57.16	25.57%		$168,990	1.40%	1.55%	(0.87)%	75%
2011	$45.52	7.56%		$159,127	1.40%	1.55%	(1.01)%	74%
Turner Midcap Growth Fund — Institutional Class Shares
2016^	$17.21	(7.32	)%††	$17,441	0.93%	1.39%	(0.33)%	120%
2015	$21.49	(4.63)%		$35,704	0.93%	1.33%	(0.39)%	119	% (2)
2014	$38.57	12.25%		$46,253	0.93%	1.17%	(0.21)%	89	% (3)
2013	$43.43	24.69%		$205,679	0.93%	1.08%	(0.24)%	84%
2012	$35.39	16.34%		$236,147	0.93%	1.04%	(0.14)%	121%
2011	$30.42	1.74%		$245,480	0.93%	1.05%	(0.18)%	104%
Turner Midcap Growth Fund — Investor Class Shares
2016^	$16.46	(7.46	)%††	$104,816	1.18%	1.64%	(0.58)%	120%
2015	$20.71	(4.81)%		$133,541	1.18%	1.58%	(0.64)%	119	% (2)
2014	$37.79	11.88%		$187,974	1.18%	1.42%	(0.44)%	89	% (3)
2013	$42.85	24.31%		$257,240	1.18%	1.33%	(0.49)%	84%
2012	$35.03	16.15%		$404,427	1.18%	1.29%	(0.39)%	121%
2011	$30.16	1.45%		$471,286	1.18%	1.28%	(0.38)%	104%
Turner Midcap Growth Fund — Retirement Class Shares
2016^	$14.57	(7.58	)%††	$2,443	1.43%	1.89%	(0.83)%	120%
2015	$18.69	(5.11)%		$2,742	1.43%	1.83%	(0.89)%	119	% (2)
2014	$35.75	11.74%		$4,674	1.43%	1.67%	(0.68)%	89	% (3)
2013	$41.07	24.11%		$4,235	1.43%	1.58%	(0.74)%	84%
2012	$33.65	15.83%		$4,811	1.43%	1.54%	(0.64)%	121%
2011	$29.05	1.18%		$3,972	1.43%	1.54%	(0.63)%	104%
Turner Small Cap Growth Fund — Investor Class Shares
2016^	$11.50	(9.50	)%††	$41,456	1.25%	1.97%	(0.43)%	201%
2015	$18.06	6.55%		$70,842	1.25%	1.83%	(0.77)%	280%
2014	$37.23	0.99%		$130,085	1.25%	1.66%	(0.83)%	127%
2013	$44.76	33.79%		$233,039	1.25%	1.56%	(0.43)%	82%
2012	$35.96	29.21%		$250,099	1.25%	1.53%	(0.68)%	100%
2011	$27.83	(3.94)%		$229,919	1.25%	1.53%	(0.76)%	119%

*  Inclusive of fees paid indirectly, waivers and/or reimbursements.

**  Excludes effect of in-kind transfers and mergers, as applicable. Not annualized for periods less than one year.

^  For the six-month period ended March 31, 2016 (unaudited). All ratios for the periods have been annualized unless otherwise noted.

††  Total return is for the period indicated and has not been annualized.

(1)  Based on average shares outstanding.

(2)  If purchases of portfolio securities in connection with the reorganization of the Turner Large Growth Fund into the Turner Midcap Growth Fund had been included, the portfolio turnover rate would have been 133%.

(3)  If purchases of portfolio securities in connection with the reorganization of the Turner All Cap Growth Fund into the Turner Midcap Growth Fund had been included, the portfolio turnover rate would have been 93%.

Amounts designated as "—" are either not applicable, $0 or have been rounded to $0.

The accompanying notes are and integral part of the financial statements.

TURNER FUNDS 2016 SEMIANNUAL REPORT 25

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Notes to financial statements

March 31, 2016

1. Organization:

Turner Funds (the "Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust meets the definition as an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946, "Financial Services—Investment Companies." The funds included herein are Turner Medical Sciences Long/Short Fund ("Medical Sciences Long/Short Fund"), Turner Titan Long/Short Fund ("Titan Long/Short Fund," formerly Turner Spectrum Fund and subsequently Turner Titan II Fund), Turner SMID Cap Growth Opportunities Fund ("SMID Cap Growth Opportunities Fund", formerly Turner Emerging Growth Fund), Turner Midcap Growth Fund ("Midcap Growth Fund"), and Turner Small Cap Growth Fund ("Small Cap Growth Fund"), each a "Fund" and collectively the "Funds."

Each Fund is registered as a diversified portfolio of the Trust.

The Funds are registered to offer different classes of shares: Institutional Class Shares, Investor Class Shares, Retirement Class Shares, Class C Shares, or a combination of the four. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Funds' prospectuses provide a description of each Fund's investment objectives, policies and strategies along with information on the classes of shares currently being offered.

2. Significant accounting policies:

The following is a summary of the significant accounting policies followed by the Funds.

Use of estimates—The preparation of financial statements in conformity with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Securities valuation—In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market.

The Trust has a three-tier fair value hierarchy that is dependent upon the various "inputs" used to determine the value of the Funds' investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 – significant unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including American Depositary Receipts ("ADRs"), are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price for long positions and the most recent quoted ask price for short positions. For securities traded on NASDAQ, the NASDAQ Official Closing Price is used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. To the extent these securities are valued at the last sales price or NASDAQ Official Closing Price, they are categorized as Level 1 in the fair value hierarchy.

Investments in other open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 in the fair value hierarchy.

If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain bid and ask prices from two broker-dealers who make a market in the security and determine the average of the two. In this situation, valuations are typically categorized as Level 2 in the fair value hierarchy.

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Board of Trustees of the Trust (the "Board"). The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been delisted from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide

26 TURNER FUNDS 2016 SEMIANNUAL REPORT

a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. Depending on the source or relative significance of the valuation inputs, these securities may be categorized as Level 2 or Level 3 in the fair value hierarchy.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that a Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector.

In the event that Turner Investments, L.P. ("Turner," the "Adviser," or the "Administrator") believes that the fair values provided by a third party fair valuation vendor are not reliable, or believes that a foreign security held by a Fund should be fair valued for any other reason, the Adviser shall contact the sub-administrator, Citi Fund Services, Ohio, Inc. ("Citi" or the "Sub-administrator"), and request that a meeting of the Committee be held. Depending on the source or relative significance of the valuation inputs, these securities may be categorized as Level 2 or Level 3 in the fair value hierarchy.

For the six months ended March 31, 2016, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following table is a summary of inputs used to value the Funds' investments as of March 31, 2016. The breakdown, by sub-category, of the "common stock" category is disclosed in the Schedule of investments and Schedule of securities sold short for each Fund, as applicable.

	Level 1 (000)	Level 2 (000)		Total 000)
Medical Sciences Long/Short Fund
Investments in Securities
Common stock	$70,568	$—		$70,568
Cash equivalent	871	—		871
Warrant	—	—	*	—	*
Total Investments in securities	$71,439	$—		$71,439
Securities Sold Short
Common stock	$32,977	$—		$32,977
Exchange traded funds	26,546	—		26,546
Total Securities sold short	$59,523	$—		$59,523
	Level 1 (000)	Level 2 (000)	Total 000)
Titan Long/Short Fund
Investments in Securities
Common stock	$36,483	$—	$36,483
Exchange traded funds	752	—	752
Warrant	47	—	47
Total Investments in securities	$37,282	$—	$37,282
Securities Sold Short
Common stock	$17,821	$—	$17,821
Exchange traded funds	5,450	—	5,450
Total Securities sold short	$23,271	$—	$23,271
SMID Cap Growth Opportunities Fund
Investments in Securities
Common stock	$61,392	$—	$61,392
Cash equivalent	9,875	—	9,875
Total Investments in securities	$71,267	$—	$71,267
Midcap Growth Fund
Investments in Securities
Common stock	$121,562	$—	$121,562
Cash equivalent	11,320	—	11,320
Total Investments in securities	$132,882	$—	$132,882
Small Cap Growth Fund
Investments in Securities
Common stock	$41,235	$—	$41,235
Cash equivalent	10,041	—	10,041
Total Investments in securities	$51,276	$—	$51,276

*  Represents interest in securities that were determined to have a value of zero at March 31, 2016.

For each Fund, there were no transfers between the levels as of March 31, 2016 based on the input levels assigned at September 30, 2015.

Security transactions and related income—Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities lots sold.

Securities sold short—Consistent with each Fund's investment objectives, the Funds may engage in short sales. Short sales are transactions under which a Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends that accrue during the period of the loan. Dividends declared on open short positions are recorded on

TURNER FUNDS 2016 SEMIANNUAL REPORT 27

NOTES TO FINANCIAL STATEMENTS (Unaudited)

ex-date and shown as an expense for financial reporting purposes. To borrow the security, the Fund also may be required to pay a fee, which is shown as an expense for financial reporting purposes. The proceeds of the short sale are retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the close of a short sale.

Until a Fund closes its short position or replaces the borrowed security, the Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the brokers as collateral will equal the current value of the security sold short; and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short, or (b) otherwise cover the short positions. The Medical Sciences Long/Short Fund and Titan Long/Short Fund engaged in short sales during the six months ended March 31, 2016.

Option transactions—Consistent with each Fund's investment objectives, the Funds may write covered call options and sell put options as a means of increasing the yield on their portfolios and as a means of providing limited protection against decreases in their market value. The Funds may purchase put and call options to protect against a decline in the market value of the securities in their portfolios or to anticipate an increase in the market value of securities that the Funds may seek to purchase in the future. A put option gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. The initial purchase (sale) of an option contract is an "opening transaction." In order to close an option position, the Fund may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If the Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise. When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is included in the Statement of assets and liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written.

Option contracts are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price. When an option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss if the cost of the closing purchase transaction differs from the premium received when the option was sold without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When an option is exercised, the premium originally received decreases the cost basis of the security (or increases the proceeds on a sale of the security). The primary risk exposure from written and purchased options contracts is equity exposure.

During the six months ended March 31, 2016, the Funds held no written or purchased options.

Foreign currency translation—The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments in the Statements of operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent amounts actually received or paid.

Expenses—Expenses that are specifically attributed to one of the Funds are charged to that Fund. Certain other expenses of the Funds are prorated among the Funds on the basis of relative daily net assets.

Classes—Class specific expenses are borne by that class. Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to the respective classes on the basis of relative daily net assets.

Dividends and distributions—The Funds declare and distribute net investment income, if any, annually, as a dividend to shareholders. Any net realized capital

28 TURNER FUNDS 2016 SEMIANNUAL REPORT

gains on sales of securities for all Funds are distributed to shareholders at least annually.

3. Administration, shareholder servicing, distribution and transfer agent agreements:

Turner provides administrative services to the Funds under an Administration Agreement with the Trust. For its services, Turner receives an annual fee of 0.15% of the aggregate average daily net assets of the Trust up to $2 billion and 0.12% of the aggregate average daily net assets of the Trust over $2 billion. Under a separate Sub-administration Agreement between Turner and Citi, Citi provides sub-administrative services, including certain fund accounting services, to the Trust. For the six months ended March 31, 2016, Citi was paid $210 (000) by Turner.

Foreside Fund Services, LLC (the "Distributor") provides distribution services to the Funds under a Distribution Services Agreement.

The Funds have adopted a Distribution Plan for Retirement Class Shares and Class C Shares (the "Distribution Plan") under which firms, including the Distributor, that provide distribution services may receive compensation. Under the Distribution Plan, which was adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, the Distributor is entitled to receive aggregate fees for distribution services not to exceed 0.75% of each Fund's average daily net assets attributable to Retirement Class or Class C Shares that are subject to the arrangement in return for providing a broad range of distribution services. Currently, the Retirement Class Shares of the Midcap Growth Fund pay the Distributor 0.25% and the Class C Shares of the Medical Sciences Long/Short Fund and Titan Long/Short Fund pay the Distributor 0.75% in distribution fees.

The Funds have also adopted Shareholder Services Plans (the "Service Plans"). Under the Service Plans, service providers are entitled to receive aggregate fees for shareholder services not to exceed 0.25% of each Fund's average daily net assets attributable to Investor Class Shares, Retirement Class Shares and Class C Shares that are subject to the arrangement in return for providing shareholder services. Currently, Investor Class Shares of each Fund, Retirement Class Shares of the Midcap Growth Fund and Class C Shares of the Medical Sciences Long/Short Fund and Titan Long/Short Fund pay 0.25% in shareholder servicing fees.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under a Transfer Agency Agreement with the Trust.

Certain officers and trustees of the Trust are also officers or employees of Turner or Citi. With the exception of the Trust's Chief Compliance Officer, such officers are paid no fees by the Trust for serving as officers and trustees of the Trust.

4. Investment advisory agreement:

The Trust and Turner are parties to an Investment Advisory Agreement dated April 28, 1996 under which Turner receives a fee that is calculated daily and paid monthly, based on the average daily net assets of the Funds.

Turner has contractually agreed to waive all or a portion of its fees and to reimburse expenses in order to limit total Fund operating expenses, excluding interest and borrowing cost on short and long sales and short sale dividend expenses, to a specified percentage of the average daily net assets of each Fund on an annualized basis through certain dates disclosed in the following table:

	Advisory fee	Expense cap	Date (through)
Medical Sciences Long/Short Fund
Institutional Class	1.50%	1.90%	January 31, 2017
Investor Class	1.50%	2.15%	January 31, 2017
Class C	1.50%	2.90%	January 31, 2017
Titan Long/Short Fund
Institutional Class	1.50%	1.90%	January 31, 2017
Investor Class	1.50%	2.15%	January 31, 2017
Class C	1.50%	2.90%	January 31, 2017
SMID Cap Growth Opportunities Fund
Institutional Class	1.00%	1.15%	January 31, 2017
Investor Class	1.00%	1.40%	January 31, 2017
Midcap Growth Fund
Institutional Class	0.75%	0.93%	January 31, 2017
Investor Class	0.75%	1.18%	January 31, 2017
Retirement Class	0.75%	1.43%	January 31, 2017
Small Cap Growth Fund
Investor Class	1.00%	1.25%	January 31, 2017

5. Contingent deferred sales charges (Class C Shares):

A 1.00% contingent deferred sales charge ("CDSC") will be deducted with respect to Class C Shares of the Medical Sciences Long/Short Fund and Titan Long/Short Fund redeemed within 12 months of purchase. The CDSC will be based on the lower of the original purchase price or the value of the Class C Shares redeemed. The CDSC may be waived for certain investors, as described in the Class C Shares statutory prospectus for the Medical Sciences Long/Short Fund and Titan Long/Short Fund.

6. Investment transactions:

The cost of security purchases and the proceeds from security sales, other than short-term investments and

TURNER FUNDS 2016 SEMIANNUAL REPORT 29

NOTES TO FINANCIAL STATEMENTS (Unaudited)

option contracts written, for the six months ended March 31, 2016 were as follows:

	Purchases	Sales
Medical Sciences Long/Short Fund	$66,014	$92,642
Titan Long/Short Fund	38,199	40,682
SMID Cap Growth Opportunities Fund	183,291	174,698
Midcap Growth Fund	174,358	358,365
Small Cap Growth Fund	100,397	124,657

7. Federal tax policies and information:

Each Fund is classified as a separate taxable entity for Federal income tax purposes. Each Fund intends to continue to qualify as a separate "regulated investment company" under the Internal Revenue Code and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required.

The amounts of dividends from net investment income and distributions from net realized capital gains, if any, are determined in accordance with Federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. These differences are primarily due to wash sales, REIT adjustments, foreign currency transactions, net operating losses, return of capital distributions, equalization and investments in partnerships and passive foreign investment companies. The character and timing of dividends from net investment income and distributions from net realized gains distributed during the fiscal year may differ from the year that the income or realized gains (losses) were recorded by the Funds. To the extent these differences are perma-

nent, adjustments are made to the appropriate equity accounts in the period that the differences arise. The Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as part of the dividends paid deduction for income tax purposes. Any available tax equalization will be applied prorata to short-term capital gains and to long-term capital gains, and then to net investment income, as applicable.

Withholding taxes on dividends and net realized capital gains as a result of certain investments in ADRs by the Funds have been provided for in accordance with each investment's applicable country's tax rules and rates.

The tax character of dividends and distributions declared during the years ended September 30, 2015 and September 30, 2014 were as follows:

	Ordinary income (000)	Long-term capital gain (000)	Return of capital (000)	Total (000)
Medical Sciences Long/Short Fund
2015	$1,500	$749	$—	$2,249
2014	331	385	—	716
Titan Long/Short Fund
2015	$—	$23,605	$—	$23,605
SMID Cap Growth Opportunities Fund
2015	$396	$58,298	$—	$58,694
2014	—	38,752	—	38,752
Midcap Growth Fund
2015	$707	$93,583	$—	$94,290
2014	17,823	67,608	—	85,431
Small Cap Growth Fund
2015	$—	$46,207	$—	$46,207
2014	4,658	36,321	—	40,979

As of September 30, 2015, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Undistributed ordinary income (000)	Undistributed long-term capital gains (000)	Capital loss carryforward (000)	Post- October losses (000)	Late-year ordinary losses (000)	Unrealized appreciation (depreciation) (000)	Total distributable earnings (000)
Medical Sciences Long/Short Fund	$—	$2,468	$—	$(1,060)	$(1,603)	$551	$356
Titan Long/Short Fund	—	3,640	—	—	(824)	263	3,079
SMID Cap Growth Opportunities Fund	—	36,369	—	(2,875)	(584)	375	33,285
Midcap Growth Fund	—	21,321	(2,897)	—	(1,010)	14,166	31,580
Small Cap Growth Fund	—	14,893	—	—	(325)	2,828	17,397

Under current tax law, capital losses and specified ordinary losses realized after October 31 and non-specified ordinary losses incurred after December 31 (ordinary losses collectively known as "late year ordinary loss") may be deferred and treated as having arisen in the following fiscal year.

As of the end of their latest tax year end of September 30, 2015, the Funds in the following table had capital loss carryforwards ("CLCFs"). CLCFs not subject to expiration must be used prior to using any CLCFs that are subject to expiration. A summary of these CLCFs is detailed in the tables below.

The Funds did not have any CLCFs that are not subject to expiration.

30 TURNER FUNDS 2016 SEMIANNUAL REPORT

CLCFs subject to expiration:

Expiring September 30, 2017 (000)
Midcap Growth Fund	$2,897	*

*  CLCFs were acquired as part of the Fund merger described in Note 10. As such, the CLCF is subject to annual limitations.

At March 31, 2016, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for the investments held by each Fund, excluding securities sold short, were as follows:

	Federal tax cost (000)	Unrealized appreciation (000)	Unrealized depreciation (000)	Net unrealized appreciation (depreciation) (000)
Medical Sciences Long/Short Fund	$72,747	$6,968	$(8,276)	$(1,308)
Titan Long/Short Fund	34,876	4,078	(1,672)	2,406
SMID Cap Growth Opportunities Fund	65,948	6,258	(939)	5,319
Midcap Growth Fund	122,448	13,896	(3,462)	10,434
Small Cap Growth Fund	48,454	6,071	(3,249)	2,822

For the current open tax year and for all major jurisdictions, management has evaluated the tax positions taken or expected to be taken in the course of preparing their tax returns to determine whether the tax positions will "more-likely-than-not" be sustained by the Funds upon challenge by the applicable tax authority. Tax positions taken in previous tax years remain subject to examination by tax authorities (generally three years for federal income tax purposes). Tax positions not deemed to meet the more-likely-than-not threshold and that would result in a tax benefit or expense to the Funds would be recorded as a tax benefit or expense in the current period. For the six months ended March 31, 2016, the Funds did not recognize any amounts for unrecognized tax benefit/expense. A reconciliation of unrecognized tax benefit/expense is not provided herein, as the beginning and ending amounts of unrecognized tax benefit/expenses are zero, with no interim additions, reductions or settlements.

8. Loans of portfolio securities:

The Funds may lend securities in their portfolios pursuant to a securities lending agreement ("Lending Agreement") with Morgan Stanley. Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 100% of the market value of the securities loaned based on the previous day's market value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. Cash collateral received is invested in the Dollar Shares of the BlackRock Liquidity Funds TempCash, a money market fund. All such investments are made at the risk of the Funds and, as such, the Funds are liable for investment losses. The Funds receive an annual fee for their participation in the Lending Agreement based on the projected lending activity.

In the event of bankruptcy of the borrower, realization/retention of the collateral may be subject to legal proceedings.

Securities lending transactions are entered into by each Fund under a Master Securities Lending Agreement ("MSLA") which permits the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Funds to the same counterparty against amounts to be received and create one single net payment due to or from the Funds.

The following Funds had securities on loan and had invested cash collateral, subject to offset under a MSLA, with the following values as of March 31, 2016:

Fund	Value of Securities on Loan (000)	Value of Collateral (000)*	Net Amount (000)
SMID Cap Growth Opportunities Fund	$1,868	$1,868	—
Midcap Growth Fund	8,036	8,036	—
Small Cap Growth Fund	9,187	9,187	—

**  The actual value of collateral received may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the value of securities on loan as disclosed in the Statements of Assets and Liabilities.

9. Concentration/risks:

Certain Funds invest a high percentage of their assets in specific market sectors in order to achieve a potentially greater investment return. As a result, these Funds may

TURNER FUNDS 2016 SEMIANNUAL REPORT 31

NOTES TO FINANCIAL STATEMENTS (Unaudited)

be more susceptible to positive or negative economic, political, and regulatory developments in a particular market sector of the market and may experience the effect of this increased volatility on the Fund's net asset value and a magnified effect on the Fund's total return.

Governments of some developing countries exercise substantial influence over many aspects of the private sector. In some countries, the government owns or controls many companies, including the largest companies in the country. As such, government actions in the future could have a significant effect on economic conditions in developing countries in these regions, which could affect private sector companies, the Fund and the value of its securities. Furthermore, certain developing countries are among the largest debtors to commercial banks and foreign governments. Trading in debt obligations issued or guaranteed by such governments or their agencies and instrumentalities involves a high degree of risk.

The Funds enter into contracts that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

10. Fund Merger:

On January 23, 2015, the Midcap Growth Fund acquired all of the net assets of the Large Growth Fund, an open-end investment company, pursuant to a Plan of Reorganization approved by the Large Growth Fund's shareholders at a meeting held on January 15, 2015. The purpose of the transaction was to combine the two Funds managed by the Adviser with similar objectives and policies. The acquisition was accomplished by a tax-free exchange of 811,506 Investor Class shares of the Large Growth Fund, valued at $14,264 (000), for 637,903 Investor Class shares of the Midcap Growth Fund and 843,931 Institutional Class shares of the Large Growth Fund, valued at $14,971 (000) for 646,409 Institutional Class shares of the Midcap Growth Fund outstanding on January 23, 2015. The exchange ratios (Midcap Growth Fund shares issued/ Large Growth Fund shares outstanding) were 0.79:1 for the Investor Class and 0.77:1 for the Institutional Class.

The investment portfolio of the Large Growth Fund, with a fair value of $29,261 (000) and identified cost of $28,833 (000) at January 23, 2015, was the principal asset acquired by the Midcap Growth Fund. For financial reporting purposes, assets received and shares issued by the Midcap Growth Fund were recorded at fair value; however, the cost basis of the investments received from the Large Growth Fund was carried forward to align ongoing reporting of the Midcap Growth Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Upon the business combination of the Funds on January 23, 2015, the net assets of the Large Growth Fund, which included portfolio capital of $72,623 (000), accumulated net investment income of $81 (000), accumulated realized losses of $(43,898) (000) and unrealized gains of $428 (000), combined with the Midcap Growth Fund were $225,779 (000). The undistributed net investment income and unrealized gains of the Large Growth Fund may be distributed by the Midcap Growth Fund in future periods. Immediately prior to the merger, the net assets of the Large Growth Fund and the Midcap Growth Fund were $29,234 (000) and $196,545 (000), respectively. All fees and expenses incurred by the Large Growth Fund and the Midcap Growth Fund directly in connection with the Plan of Reorganization were borne by the Advisor.

Assuming the acquisition had been completed on October 1, 2014, the beginning of the annual reporting period of the Midcap Growth Fund, the Fund's pro forma results of operations for the year ended September 30, 2015, are as follows (000):

Net investment income/(loss):	$(1,321)
Net realized/unrealized gains/(losses):	(3,362)
Change in net assets resulting from operations:	$(4,683)

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Large Growth Fund that have been included in the Midcap Growth Fund's Statement of operations since January 23, 2015.

11. Subsequent Events:

The Trust has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued.

Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements as of March 31, 2016.

32 TURNER FUNDS 2016 SEMIANNUAL REPORT

BOARD OF TRUSTEES CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENT (Unaudited)

Board of Trustees considerations in approving the Advisory Agreement

On February 26, 2016, the Board of Trustees (the "Board" or the "Trustees") of the Turner Funds (the "Funds" or the "Trust") held an in-person meeting to decide whether to renew the advisory agreement for each of the Turner Funds (the "Advisory Agreement") with Turner Investments, L.P. ("Turner" or the "Adviser") for the upcoming year. In preparation for the meeting, the Board requested and reviewed a wide variety of information from the Adviser. The materials described, among other things: the Adviser's business; the Adviser's organizational structure, personnel and operations; advisory services; the Funds' performance; compliance; advisory fees and expenses paid by the Funds for the fiscal year ended September 30, 2015; and information on trading.

The Trustees discussed all the issues regarding the 15(c) contract renewal, including performance, profitability both before and after 12b-1 fees, and the continuing need to receive in depth reports from portfolio managers and analysts for various funds, as had been the Board's practice over the prior years. The Board, including all of the independent Trustees, considered, among other things: (1) the nature, extent and quality of the services provided by the Adviser; (2) the performance of the Funds over the past one, three, five and ten years, where applicable, versus each Fund's respective Lipper peer universe; (3) the contractual and actual compensation to be paid under the agreements as compared to the compensation paid to relevant Lipper peer groups; (4) the expense ratios of the Funds, with expense waivers, as compared to expense ratios for relevant Lipper peer groups; (5) the qualifications of the Adviser's personnel, portfolio management capabilities and investment methodologies; (6) the Adviser's operations, compliance program and policies; (7) the financial condition of the Adviser; (8) the cost of services provided by the Adviser and the Adviser's profitability from each Fund for the year ended September 30, 2015; (9) "fall-out" benefits to the Adviser and its affiliates from the relationship with the Funds; (10) the extent to which economies of scale are relevant given the Funds' current asset size and current asset growth potential; and (11) a comparison of the fees charged by the Adviser with fees charged by the Adviser to similar clients, to the extent the Board deemed it relevant.

After deliberating on all the materials reviewed and reported, the independent Trustees reached the following conclusions, among others, regarding the Adviser and the advisory agreements; the recent performance of the Funds was, in most cases, within industry norms. They determined that although performance lagged peer groups in the case of certain Funds, the Funds' performance was, in general satisfactory. The Trustees committed to a continuing close review during the upcoming year of those products where performance lagged. The independent Trustees also concluded that the Funds' net total expense ratios and advisory fees were generally competitive. The independent Trustees also concluded that: they were satisfied with the quality of services provided by the Adviser in advising the Funds; the profits earned by the Adviser seemed reasonable in light of the nature, extent and quality of the services provided to each Fund; and that each Fund, and the Trust, was not large enough to attain significant economies of scale, beyond those already incorporated into the fee structures. The Trustees determined to continue their close oversight of the Adviser and the Funds going forward and, in that light, determined at their February 26, 2016 meeting to renew the Advisory Agreement until the next in-person Board meeting, currently scheduled for May 20, 2016. At the May 20, 2016 in-person Board meeting, the independent Trustees closely reviewed the financial situation of the Adviser and its plans for managing the Funds going forward and determined to renew the Advisory Agreement until the next in-person Board meeting, currently scheduled for August 19, 2016.

TURNER FUNDS 2016 SEMIANNUAL REPORT 33

DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these on-going costs, which include (among others) costs for portfolio management, distribution (12b-1) and/or shareholder services and other expenses. It is important for you to understand the impact of these costs on your investment returns. Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below and on the next page illustrates your Fund's costs in two ways:

• Actual Fund Return. This section helps you estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

• Hypothetical 5% Return. This section helps you compare your Fund's cost with those of other mutual funds. It provides information about hypothetical account values and expenses based on the Fund's actual expense ratio (column 3) and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. This section is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

Note: Because the return is set at 5% for comparison purposes — NOT your Fund's actual return — the hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period.

	Beginning Account Value 10/1/15	Ending Account Value 3/31/16	Annualized Expense Ratios	Expenses Paid During Period*
Turner Medical Sciences Long/Short Fund — Institutional Class Shares
Actual Fund Return	$1,000.00	$874.50	3.08%	$14.43
Hypothetical 5% Return	1,000.00	1,009.60	3.08%	15.47
Turner Medical Sciences Long/Short Fund — Investor Class Shares
Actual Fund Return	1,000.00	873.10	3.33%	15.59
Hypothetical 5% Return	1,000.00	1,008.35	3.33%	16.72
Turner Medical Sciences Long/Short Fund — Class C Shares
Actual Fund Return	1,000.00	869.80	4.08%	19.07
Hypothetical 5% Return	1,000.00	1,004.60	4.08%	20.45
Turner Titan Long/Short Fund — Institutional Class Shares
Actual Fund Return	1,000.00	983.10	2.64%	13.09
Hypothetical 5% Return	1,000.00	1,011.80	2.64%	13.28
Turner Titan Long/Short Fund — Investor Class Shares
Actual Fund Return	1,000.00	981.60	2.89%	14.32
Hypothetical 5% Return	1,000.00	1,010.55	2.89%	14.53
Turner Titan Long/Short Fund — Class C Shares
Actual Fund Return	1,000.00	978.20	3.64%	18.00
Hypothetical 5% Return	1,000.00	1,006.80	3.64%	18.26
	Beginning Account Value 10/1/15	Ending Account Value 3/31/16	Annualized Expense Ratios	Expenses Paid During Period*
Turner SMID Cap Growth Opportunities Fund — Institutional Class Shares
Actual Fund Return	$1,000.00	$916.30	1.15%	$5.51
Hypothetical 5% Return	1,000.00	1,019.25	1.15%	5.81
Turner SMID Cap Growth Opportunities Fund — Investor Class Shares
Actual Fund Return	1,000.00	915.60	1.40%	6.70
Hypothetical 5% Return	1,000.00	1,018.00	1.40%	7.06
Turner Midcap Growth Fund — Institutional Class Shares
Actual Fund Return	1,000.00	926.80	0.93%	4.48
Hypothetical 5% Return	1,000.00	1,020.35	0.93%	4.70
Turner Midcap Growth Fund — Investor Class Shares
Actual Fund Return	1,000.00	925.40	1.18%	5.68
Hypothetical 5% Return	1,000.00	1,019.10	1.18%	5.96
Turner Midcap Growth Fund — Retirement Class Shares
Actual Fund Return	1,000.00	924.20	1.43%	6.88
Hypothetical 5% Return	1,000.00	1,017.85	1.43%	7.21
Turner Small Cap Growth Fund — Investor Class Shares
Actual Fund Return	1,000.00	905.00	1.25%	5.95
Hypothetical 5% Return	1,000.00	1,018.75	1.25%	6.31

  *  Unless otherwise indicated, expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period from 10/1/15 - 3/31/16).

34 TURNER FUNDS 2016 SEMIANNUAL REPORT

Turner Funds

This report was prepared for shareholders of the Turner Funds. It may be distributed to others only if preceded or accompanied by a Turner Funds' Prospectus, which contains detailed information. All Turner Funds are offered by prospectus only.

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission (the "Commission") for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds' Forms N-Q are available on the Commission's Web site at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The Board of Trustees of the Turner Funds has delegated responsibility for decisions regarding proxy voting for securities held by each Fund to Turner Investments, L.P. Turner Investments, L.P. will vote such proxies in accordance with its proxy policies and procedures, which are included in Appendix B to the SAI. The Board of Trustees will periodically review each Fund's proxy voting record.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) via the Funds' Web site, www.turnerinvestments.com; (ii) on the Commission's Web site at http://www.sec.gov; and (iii) without charge by calling 1.800.224.6312.

TURNER FUNDS 2016 SEMIANNUAL REPORT 35

THIS PAGE WAS INTENTIONALLY LEFT BLANK

36 TURNER FUNDS 2016 SEMIANNUAL REPORT

Turner Funds

P.O. Box 219805

Kansas City, Missouri 64121-9805

Telephone: 1.800.224.6312

Email: mutualfunds@turnerinvestments.com

Web Site: www.turnerinvestments.com

TUR-SA-002-0510

Item 2. Code of Ethics.

Not applicable for semiannual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of report to shareholders filed under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees since the registrant’s last proxy solicitation.

Item 11. Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 as amended (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) of the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable for semiannual report.

(a)(2) A separate certification for the Principal Executive Officer and the Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)), also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Turner Funds

By (Signature and Title)	/s/ Robert E. Turner
Robert E. Turner, President (Principal Executive Officer)

Date	5/27/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Robert E. Turner
Robert E. Turner, President (Principal Executive Officer)

Date	5/27/16

By (Signature and Title)	/s/ Joel B. Engle
Joel B. Engle, Controller and Chief Financial Officer (Principal Financial Officer)

Date	5/27/16